UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10473
                                                    _____________

                     Advantage Advisers Multi-Sector Fund I
            ________________________________________________________

               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
                       __________________________________

               (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
                       __________________________________

                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           _____________

                      Date of fiscal year end: September 30
                                              _____________

                  Date of reporting period: March 31, 2007
                                           _______________


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.


                     Advantage Advisers Multi-Sector Fund I

                              Financial Statements
                                   (Unaudited)

                                Six Months Ended
                                 March 31, 2007



                                    Contents


Statement of Assets and Liabilities..........................................  1
Statement of Operations......................................................  2
Statements of Changes in Net Assets..........................................  3
Notes to Financial Statements................................................  4
Schedule of Portfolio Investments............................................ 16
Schedule of Securities Sold, Not Yet Purchased............................... 31
Schedule of Written Options.................................................. 40
Schedule of Swap Contracts................................................... 42
Supplemental Information (Unaudited)......................................... 47

                     Advantage Advisers Multi-Sector Fund I

                       Statement of Assets and Liabilities

                                                                                                               March 31, 2007
                                                                                                                (Unaudited)
                                                                                                            __________________

Assets

Investments in securities, at market value (cost - $58,298,927) ............................................  $ 62,051,864
Cash and cash equivalents ..................................................................................     6,931,085
Due from broker (including European Dollars of ($9,018) with a cost of ($8,527),
     Hong Kong Dollars of $365,476, with a cost of $365,512) ...............................................    13,126,885
Receivable for investment securities sold ..................................................................     8,483,740
Net unrealized appreciation on swap contracts ..............................................................       135,453
Interest receivable ........................................................................................        60,141
Dividends receivable (net of foreign witholding taxes of $210) .............................................        23,087
Other assets ...............................................................................................        56,957
                                                                                                              ____________

          Total assets .....................................................................................    90,869,212
                                                                                                              ____________

Liabilities

Securities sold, not yet purchased, at market value (proceeds - $20,698,254) ...............................    20,708,627
Options written, at market value (premiums - $282,564) .....................................................       403,700
Payable for investment securities purchased ................................................................     5,401,934
Accrued incentive fees. ....................................................................................     1,459,529
Advisory fees payable ......................................................................................        88,695
Custody fees payable .......................................................................................        49,914
Administration fees payable ................................................................................        24,730
Dividends payable on securities sold, not yet purchased. ...................................................        19,972
Accrued expenses ...........................................................................................       560,339
                                                                                                              ____________

          Total liabilities ................................................................................    28,717,440
                                                                                                              ____________

               Net assets ..................................................................................  $ 62,151,772
                                                                                                              ============

Net assets

Represented by:
Shares of beneficial interest - $0.001 par value; unlimited shares authorized; 2,530,653
     shares issued and outstanding .........................................................................         2,531
Additional paid-in-capital .................................................................................    55,068,504
Accumulated net investment loss ............................................................................    (2,318,851)
Accumulated net realized gain from investment transactions .................................................     5,644,188
Net unrealized depreciation of investments and foreign currency, and swap transactions .....................     3,755,400
                                                                                                              ____________

               Net Assets ..................................................................................  $ 62,151,772
                                                                                                              ============

Net asset value per share ..................................................................................  $      24.56
                                                                                                              ============


                          The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                             Statement of Operations

                                                                                                             Six Months Ended
                                                                                                              March 31, 2007
                                                                                                                (Unaudited)
                                                                                                            __________________

Investment Income

     Interest ..............................................................................................   $   485,810
     Dividends (net of foreign withholding tax of $365) ....................................................       230,446
                                                                                                               ___________

          Total investment income ..........................................................................       716,256
                                                                                                               ___________

Expenses

     Incentive fees ........................................................................................     1,578,586
     Advisory fees .........................................................................................       419,512
     Legal fees ............................................................................................       256,502
     Custody fees ..........................................................................................       138,692
     Dividends on securities sold, not yet purchased .......................................................       113,368
     Stock loan interest expense ...........................................................................        96,081
     Printing fees .........................................................................................        90,416
     Audit and tax fees ....................................................................................        87,677
     Shareholder servicing fees ............................................................................        75,167
     Administration fees ...................................................................................        65,935
     Trustees'  fees .......................................................................................        40,822
     Insurance expense .....................................................................................        25,006
     Transfer agent fees ...................................................................................        13,583
     Registration expense ..................................................................................        12,397
     Miscellaneous expense .................................................................................        52,082
                                                                                                               ___________

               Total expenses ..............................................................................     3,065,826
                                                                                                               ___________

          Net investment loss ..............................................................................    (2,349,570)
                                                                                                               ___________

Realized gain (loss) and unrealized gain (loss) from investment activities, foreign currency transactions and swap contracts

     Realized gain (loss) from investment activities, foreign currency transactions and swap contracts

          Investment securities ............................................................................    10,269,653
          Purchased options ................................................................................      (658,208)
          Securities sold, not yet purchased ...............................................................      (757,759)
          Written options ..................................................................................       521,617
          Foreign currency transactions ....................................................................       (55,823)
          Swap contracts ...................................................................................       344,645
                                                                                                               ___________

               Net realized gain from investment activities, foreign currency transactions
                    and swap contracts .....................................................................     9,664,125

               Net change in unrealized gain from investment activities and foreign currency transactions...      (423,232)

               Net change in unrealized gain of swap contracts. ............................................       178,011
                                                                                                               ___________

               Net realized and unrealized gain from investment activities, foreign currency transactions
                    and swap contracts .....................................................................     9,418,904
                                                                                                               ___________

               Net increase in net assets resulting from operations ........................................   $ 7,069,334
                                                                                                               ===========


                             The accompanying notes are an integral part of these financial statements.



                     Advantage Advisers Multi-Sector Fund I

                       Statement of Changes in Net Assets

                                                                                Six Months Ended
                                                                                  March 31, 2007                Year Ended
                                                                                   (Unaudited)              September 30, 2006
                                                                                _________________           __________________

From operations:

Net investment loss ............................................................  $ (2,349,570)               $ (1,970,393)
Net realized gain from investment activities,
     foreign currency transactions and swap contracts ..........................     9,664,125                   7,528,799
Net change in unrealized gain (loss) from investment activities
     foreign currency transactions and swap contracts ..........................      (245,221)                 (2,072,175)
                                                                                  ____________                ____________

     Net increase in net assets resulting from operations ......................     7,069,334                   3,486,231
                                                                                  ____________                ____________

Distributions to shareholders:

Realized short-term capital gains ($1.209 and $1.8357
     per share, respectively) ..................................................    (2,880,071)                 (5,461,907)
Realized long-term capital gains ($1.999 and $0.3519
     per share, respectively) ..................................................    (4,762,003)                 (1,047,036)
                                                                                  ____________                ____________

     Net decrease in net assets resulting
          from distributions to shareholders ...................................    (7,642,074)                 (6,508,943)
                                                                                  ____________                ____________

From beneficial interest transactions:

Net proceeds from sale of shares. ..............................................        98,568                   4,327,304
Reinvestment of distributions ..................................................     7,313,578                   6,133,865
Cost of shares repurchased .....................................................   (15,407,032)                (21,225,723)
                                                                                  ____________                ____________

     Net decrease in net assets from beneficial
          interest transactions ................................................    (7,994,886)                (10,764,554)
                                                                                  ____________                ____________

     Net decrease in net assets ................................................    (8,567,626)                (13,787,266)
                                                                                  ____________                ____________

     Net assets at beginning of period. ........................................    70,719,398                  84,506,664
                                                                                  ____________                ____________

     Net assets at end of period ...............................................  $ 62,151,772                $ 70,719,398
                                                                                  ============                ============

     Undistributed Investment Income (Loss) ....................................    (2,318,851)                     30,719


                             The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

           Notes to Financial Statements - March 31, 2007 (Unaudited)


1.   Organization

     Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 and is registered as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a Delaware limited liability company ultimately controlled by Oppenheimer Asset Management Inc. ("OAM"), is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund (collectively the "Board" and each member a "Trustee").

     The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the Sub-Investment Advisers (as defined below) of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund pursues this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund's Board, the Fund pursues its investment program by allocating its net assets among three separate investment accounts (each, a "Separate Investment Account"). Each Separate Investment Account is managed by one or more investment professionals associated with various investment management firms (each, a "Sub-Investment Adviser"). At March 31, 2007, the Separate Investment Accounts are managed by KBW Asset Management, Inc., Kilkenny Capital Management, LLC and Alkeon Capital Management, LLC.

     The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the shares") at $0.001 par value. Shares are made available through Oppenheimer & Co. Inc. ("Oppenheimer") as principal distributor, on a best efforts basis, subject to various conditions. The minimum initial investment is $25,000. Investors will be subject to a sales charge of up to 5.00% of the offering price, subject to volume discounts. For the six months ended March 31, 2007, Oppenheimer received $900 from sales charges. Sales charges may be waived for fee based accounts. On a daily basis, the Fund makes additional sales of its shares at their net asset value plus applicable sales charges, to investors who are qualified to invest in the Fund (i.e., "qualified clients" as defined in Rule 205-3 under the Investment Advisers Act of 1940). The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% to 25% of the Fund's outstanding shares at the Board's discretion.

     The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business, other than the Fund's fundamental investment policies, which can only be changed by a vote of the shareholders. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

                     Advantage Advisers Multi-Sector Fund I

2.   Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     a. Portfolio Valuation

     Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

     The Fund amortizes premium and accretes discount on bonds using the effective yield method.

     The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures summarized below under the supervision of the Board.

     Domestic exchange traded securities (other than options and those securities traded on NASDAQ) are valued at their last sale prices as reported on the exchanges where those securities are traded. NASDAQ listed securities are valued at the NASDAQ official closing price. If no sales of those securities are reported on a particular day, the securities are valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices for securities held long or ask prices for securities sold, not yet purchased as reported by that exchange. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser monitors the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost which approximates fair value.

     If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading

                     Advantage Advisers Multi-Sector Fund I

2.   Significant Accounting Policies (continued)

     a. Portfolio Valuation (continued)

     in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser or under the supervision of the Board.

     Fair value takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Investment Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Investment Adviser and the valuation method used by the Investment Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Investment Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

     b. Cash Equivalents

     The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2007, $6,465,259 in cash equivalents were held at PNC Bank in an interest bearing money market deposit account.

     c. Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

     During the fiscal year ended September 30, 2006, permanent differences, primarily due to net operating losses of $1,970,393, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in undistributed net realized gain from investment transactions. The reclassification had no effect on net assets.

 d. Income Taxes

     It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

                     Advantage Advisers Multi-Sector Fund I

3.   Advisory Fees

     The Fund's Investment Advisory Agreement provides that in consideration for the Investment Adviser providing certain management services and for certain administrative services, the Fund pays an advisory fee to the Investment Adviser at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund's net assets and has the effect of reducing the net asset value of the Fund. The Investment Adviser pays a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, is entitled to share in the Investment Adviser's profits, including advisory fees paid to the Investment Adviser.

4.   Incentive Fees

     The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees are payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser may be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses and net investment loss of the Separate Investment Account that have not previously been offset against its profits. For the six months ended March 31, 2007, the Investment Adviser was entitled to an incentive fee of $1,578,586, of which $1,459,529 was payable at March 31, 2007. The Investment Adviser is under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund calculates and accrues Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value is reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account are allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, may be entitled to share in the Investment Adviser's profits, including Incentive Fees of the Investment Adviser.

5.   Shareholder Servicing Fee

     The Fund pays compensation ("Shareholder Servicing Fees") to selected brokers and dealers, including Oppenheimer, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between Oppenheimer and the brokers and dealers for the provisions of shareholder services. Shareholder Servicing Fees are payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

                     Advantage Advisers Multi-Sector Fund I

5.   Shareholder Servicing Fee (continued)

     Shareholder Servicing Fees during the six months ended March 31, 2007 amounted to $75,167, of which $30,009 was earned by Oppenheimer. At March 31, 2007, $41,994 remains payable and is included in accrued expenses in the accompanying statement of assets and liabilities.

6.   Administration Fee

     PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund pays PFPC an administration fee of 0.10% of the Fund's first $200 million of average daily net assets, subject to an annual minimum fee of $100,000.

7.   Indemnifications

     The Fund has entered into several contracts that contain routine indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8.   New Accounting Pronouncements

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent securities and exchange guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the fund will incorporate FIN 48 in its semi-annual report for March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, the Advantage Advisers Multi-Sector I Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal year.

                     Advantage Advisers Multi-Sector Fund I

9.   Securities Transactions

     Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended March 31, 2007, amounted to $110,926,953 and $128,444,344 respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended March 31, 2007 amounted to $58,927,238 and $58,574,394 respectively.

     For the six months ended March 31, 2007, Oppenheimer earned $5,758 in brokerage commissions from portfolio transactions executed on behalf of the Fund. In addition, for the six months ended March 31, 2007, Mainsail Group, LLC, and Keefe Bruyette & Woods, Inc., both broker affiliates of Sub-Investment Advisers to the Fund, earned $54,534 and $5,305, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

10.  Beneficial Interest

     Transactions in shares of beneficial interest were as follows:

                                              For the Six
                                              Months Ended                    Year Ended
                                             March 31, 2007              September 30, 2006
                                                 Shares                         Shares
                                           ___________________          ___________________

           Shares at beginning of year ...      2,808,137                    3,224,185
           Shares sold ...................          3,943                      170,617
           Shares reinvested .............        309,242                      249,142
           Shares repurchased ............       (590,669)                    (835,807)
                                                _________                    _________

           Net increase (decrease) .......       (277,484)                    (416,048)
                                                _________                    _________

           Shares at end of year .........      2,530,653                    2,808,137
                                                =========                    =========


     As of March 31, 2007, the Investment Adviser owned 5,937 shares of the
     Fund.

                     Advantage Advisers Multi-Sector Fund I

11.  Leverage; Borrowing

     The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make investments.

     The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund's borrowing arrangements. For the six months ended March 31, 2007, the average daily amount of such borrowings was $324,392, and the daily weighted average annualized interest rate was 5.79%.

12. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments may include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

     The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash deposits.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

     A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional," amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund's investment exposure to the particular interest rate, currency, commodity or equity involved. The change in value of swaps, including

                     Advantage Advisers Multi-Sector Fund I

12. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

     the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

     The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

                     Advantage Advisers Multi-Sector Fund I

12. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

     For the six months ended March 31, 2007, transactions in written options were as follows:

                                                 Call Options                        Put Options
                                      ______________________________         _____________________________

                                         Number                                 Number
                                      of Contracts         Premium           of Contracts        Premium
                                      ____________       ___________         ____________      ___________

     Beginning balance ..........           281          $  57,808                 625         $ 101,287
     Options written ............         2,390            469,373               3,701           597,990
     Options expired ............          (188)           (27,843)               (645)          (98,285)
     Options exercised ..........          (348)           (67,319)               (533)          (79,185)
     Options closed .............        (1,532)          (307,333)             (2,304)         (363,929)
                                         ______          _________              ______         _________
     Options outstanding at
          March 31, 2007 ........           603          $ 124,686                 844         $ 157,878
                                         ======          =========              ======         =========

                     Advantage Advisers Multi-Sector Fund I

13.  Federal Income Tax Information

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     At September 30, 2006, the components of distributable earnings on a tax basis was $1,308,943 of undistributed ordinary income and $4,337,339 of undistributed long term capital gains. The components (excluding paid in capital) were as follows:



     Undistributed ordinary income ..................................          $        0
     Plus/Less: Cumulative Timing Differences .......................              30,719
                                                                               __________
     Accumulated undistributed ordinary income ......................                               $     30,719

     Currently distributable net realized capital gain ..............           5,646,282
     Plus/Less: Cumulative Timing Differences .......................          (2,024,145)
                                                                               __________
     Accumulated undistributable net realized gain ..................                                  3,622,137

     Tax unrealized appreciation ....................................           1,976,476
     Plus/Less: Cumulative Timing Differences .......................           2,024,145
                                                                               __________
     Book unrealized appreciation ...................................                                  4,000,621
                                                                                                    ____________

     Net Assets (excluding paid in capital) .........................                               $  7,653,477
                                                                                                    ============

     The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales.


     In addition, under the provisions of the Internal Revenue Code, the Fund expects to elect to treat $7,839 of foreign currency losses incurred during the period October 1, 2005 to September 30, 2006 as having been incurred in the following fiscal year.

     Net Asset Value ................................................                               $ 70,719,398
     Paid in Capital ................................................                                (63,065,921)
                                                                                                    ____________

     Net Assets (excluding paid in capital) .........................                               $  7,653,477
                                                                                                    ============

     During the fiscal year ended September 30, 2006, the tax character of dividends paid by the Fund was $5,461,907 ordinary income and $1,047,036 long term capital gains.

                     Advantage Advisers Multi-Sector Fund I

14.  Financial Highlights

                                                                                                                          For the
                                                    For the                                                               Period
                                                   Six Months                                                            March 27,
                                                     Ended      For the      For the         For the       For the        2002(f)
                                                    March 31,  Year Ended   Year Ended      Year Ended    Year Ended     through
                                                     2007     September 30, September 30,  September 30, September 30, September 30,
                                                  (Unaudited)      2006         2005            2004         2003           2002
                                                  ___________ _____________ _____________  _____________ _____________ _____________

Net asset value per share, beginning of period ..   $ 25.18     $ 26.21       $ 24.43        $  25.92      $  21.99      $ 23.75(a)
                                                    _______     _______       _______        ________      ________      _______
Income from investment operations (b):
     Net investment loss ........................     (0.86)      (0.62)        (0.81)          (0.72)        (1.17)       (0.34)
     Net realized and change in unrealized gain
          (loss) from investment activities and
          foreign currency transactions .........      3.45        1.78          3.75            0.40          5.10        (1.42)
                                                    _______     _______       _______        ________      ________      _______
          Total income (loss) from
             investment operations ..............      2.59        1.16          2.94           (0.32)         3.93        (1.76)
                                                    _______     _______       _______        ________      ________      _______
Distributions to shareholders:
     Realized capital gains .....................     (3.21)      (2.19)        (1.16)          (1.17)            -            -
                                                    _______     _______       _______        ________      ________      _______

          Total distributions to shareholders ...     (3.21)      (2.19)        (1.16)          (1.17)            -            -
                                                    _______     _______       _______        ________      ________      _______

Net asset value per share, end of period ........   $ 24.56     $ 25.18       $ 26.21        $  24.43      $  25.92      $ 21.99
                                                    _______     _______       _______        ________      ________      _______

Total return - gross (c) (d) ....................    13.33%       6.21%        14.47%          (0.91%)       20.54%       (7.41%)
Total return - net (c) (d) ......................    10.77%       4.61%        12.25%          (1.51%)       17.87%       (7.41%)
Ratios/supplemental data:
     Net assets (dollars in thousands),
          end of period .........................   $62,152     $70,719       $84,507        $115,856      $122,749      $92,793
     Ratio of expenses to average net assets (e).     9.00%       5.09%         4.96%           3.68%         5.99%        4.21%
     Ratio of expenses without incentive fee
          to average net assets (e) .............     4.37%       3.69%         3.30%           3.11%         3.35%        4.21%
     Ratio of incentive fee to average
          net assets (e) ........................     4.63%       1.40%         1.66%           0.57%         2.64%           -
     Ratio of net investment loss to average
          net assets (e) ........................    (6.90%)     (2.46%)       (3.26%)         (2.80%)       (4.95%)      (2.95%)
     Portfolio turnover (d) .....................      167%        276%          212%            193%          258%         174%
Average debt ratio ..............................     0.47%       0.36%         0.09%           0.32%         0.22%           -

____________________

(a)  Initial public offering price of $25.00 per share less sales charges of $1.25 per share.

(b)  Per share amounts presented are based on average shares outstanding throughout the periods indicated.

(c)  Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized for periods of less than one year.

(e)  Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to the timing of capital transactions.

(f)  Commencement of operations.

                     Advantage Advisers Multi-Sector Fund I

     Notes to Financial Statements - March 31, 2007 (Unaudited) (concluded)


15.  Subsequent Events

     Subsequent to March 31, 2007 and through May 2, 2007, there were additional subscriptions of $114,480.

                     Advantage Advisers Multi-Sector Fund I

                 Schedule of Portfolio Investments (Unaudited)


                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

          Investment in Securities - 99.84%

          U.S. Common Stock - 82.70%

               Applications Software - 1.07%

 40,850             Quest Software, Inc.*                               (a)     $      664,630
                                                                                ______________

               Business to Business / E-Commerce - 0.54%

 13,870             I2 Technologies, Inc.*                              (a)            332,880
                                                                                ______________

               Commercial Banks - Central U.S. - 0.18%

  2,200             BOK Financial Corp.                                                108,966
                                                                                ______________

               Commercial Services - Finance - 0.20%

  5,600             Western Union Co.                                                  122,920
                                                                                ______________

               Computer Services - 1.59%

 14,720             BISYS Group, Inc.*                                  (a)            168,691
 19,000             Manhattan Associates, Inc.*                         (a)            521,170
  8,680             Syntel, Inc.                                        (a)            300,762
                                                                                ______________

                                                                                       990,623
                                                                                ______________

               Computers - 2.19%

  6,870             Apple, Inc.*                                        (a)            638,292
 18,038             Hewlett-Packard Co.                                 (a)            724,045
                                                                                ______________

                                                                                     1,362,337
                                                                                ______________

               Computers - Integrated Systems - 0.32%

 20,980             Brocade Communications Systems, Inc.*               (a)            199,730
                                                                                ______________


               Computers - Memory Devices - 0.62%

  8,740             SanDisk Corp.*                                      (a)(b)         382,812
                                                                                ______________


               Computers - Peripheral Equipment - 0.80%

 19,450             Synaptics, Inc.*                                    (a)            497,531
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

        U.S. Common Stock - (continued)

          Data Processing / Management - 0.26%

  3,500        Fidelity National Information                                    $      159,110
                                                                                ______________

          Decision Support Software - 0.82%

 14,160        SPSS, Inc.*                                              (a)            511,176
                                                                                ______________

          Diagnostic Equipment - 1.07%

 68,200        Neurometrix, Inc.*                                                      662,222
                                                                                ______________

          Distribution / Wholesale - 0.34%

  5,700        Owens & Minor, Inc.                                      (a)            209,361
                                                                                ______________

          Drug Delivery Systems - 1.95%

 68,500        Bentley Pharmaceuticals, Inc.*                           (a)            561,015
 64,700        Penwest Pharmaceuticals Co.*                                            652,176
                                                                                ______________

                                                                                     1,213,191
                                                                                ______________
          E-Commerce / Services - 0.54%

 14,580        Expedia, Inc.*                                                          337,964
                                                                                ______________

          Electronic Components - Semiconductors - 4.52%

 45,000        Altera Corp.                                             (a)            899,550
 11,380        Broadcom Corp., Class A*                                 (a)            364,957
  4,460        IPG Photonics Corp.*                                     (a)             85,632
 21,710        MIPS Technologies, Inc.*                                 (a)            193,870
119,680        ON Semiconductor Corp.*                                  (a)          1,067,545
 14,900        Volterra Semiconductor Corp.*                            (a)            194,594
                                                                                ______________

                                                                                     2,806,148
                                                                                ______________

          Electronic Measuring Instruments - 0.27%

  6,200        Trimble Navigation, Ltd.*                                (a)            166,408
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

         U.S. Common Stock - (continued)

          Enterprise Software / Services - 1.09%

 19,070        Informatica Corp.*                                       (a)     $      256,110
 25,230        Taleo Corp., Class A*                                    (a)            418,313
                                                                                ______________

                                                                                       674,423
                                                                                ______________
          Entertainment Software - 1.05%

 19,067        THQ, Inc.*                                               (a)            651,901
                                                                                ______________

          Fiduciary Banks - 3.52%

 25,100        Bank of New York Co., Inc.                               (a)          1,017,805
  5,000        Mellon Financial Corp.                                                  215,700
  5,600        Northern Trust Corp.                                                    336,784
  5,000        State Street Corp.                                                      323,750
  7,000        Wilmington Trust Corp.                                                  295,190
                                                                                ______________

                                                                                     2,189,229
                                                                                ______________

          Finance - Commercial - 0.86%

 10,100        CIT Group, Inc.                                                         534,492
                                                                                ______________

          Finance - Credit Card - 0.34%

  3,800        American Express Co.                                                    214,320
                                                                                ______________

          Finance - Investment Banker / Broker - 1.75%

  1,800        Bear Stearns Cos., Inc.                                                 270,630
  5,900        Citigroup, Inc.                                                         302,906
  6,300        Merrill Lynch & Co., Inc.                                               514,521
                                                                                ______________

                                                                                     1,088,057
                                                                                ______________

          Financial Guarantee Insurance - 0.84%

  2,200        AMBAC Financial Group, Inc.                                             190,058
  5,100        MBIA, Inc.                                                              333,999
                                                                                ______________

                                                                                       524,057
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

         U.S. Common Stock - (continued)

          Funeral Services & Related Items - 0.33%

 17,490        Service Corp. International                              (a)     $      207,431
                                                                                ______________

          Hospital Beds / Equipment - 0.37%

  4,600        Kinetic Concepts, Inc.*                                                 232,944
                                                                                ______________

          Insurance Brokers - 0.79%

 13,000        AON Corp.                                                               493,480
                                                                                ______________

          Internet Application Software - 0.59%

 21,810        Interwoven, Inc.*                                        (a)            368,589
                                                                                ______________

          Internet Incubators - 0.40%

 83,100        Safeguard Scientifics, Inc.*                             (a)            245,976
                                                                                ______________

          Investment Companies - 0.33%

  9,700        Apollo Investment Corp.                                                 207,580
                                                                                ______________

          Investment Management / Advisory Services - 0.94%

  4,700        AllianceBernstein Holding L.P.                           (a)            415,950
  7,700        Amvescap PLC - Sponsored ADR                                            170,170
                                                                                ______________

                                                                                       586,120
                                                                                ______________

          Medical - Biomedical / Genetics - 6.59%

 11,600        Alexion Pharmaceuticals, Inc.*                           (a)            501,584
 18,300        Amgen, Inc.*                                             (a)(b)       1,022,604
  3,900        Biogen Idec, Inc.*                                                      173,082
 56,800        Gene Logic, Inc.*                                                       122,120
  1,100        Genzyme Corp.*                                           (b)             66,022
 49,800        LifeCell Corp.*                                          (b)          1,243,506
  4,800        Neurobiological Technologies, Inc.*                                      10,464
177,900        Sonus Pharmaceuticals, Inc.*                             (b)            894,837
  9,212        Torreypines Therapeutics, Inc.*                                          64,208
                                                                                ______________

                                                                                     4,098,427
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

        U.S. Common Stock - (continued)

          Medical - Drugs - 6.22%

 15,200        Cephalon, Inc.*                                          (a)(b)  $    1,082,392
 23,400        Cubist Pharmaceuticals, Inc.*                            (b)            516,438
 47,350        Pharmion Corp.*                                          (b)          1,244,831
 36,700        Valeant Pharmaceuticals International                                   634,543
 27,100        ViroPharma, Inc.*                                                       388,885
                                                                                ______________

                                                                                     3,867,089
                                                                                ______________

          Medical Instruments - 2.03%

 27,000        Bruker Biosciences Corp.*                                               284,040
 21,600        Kyphon, Inc.*                                                           975,024
                                                                                ______________

                                                                                     1,259,064
                                                                                ______________

          Medical Laser Systems - 2.28%

 39,100        Cutera, Inc.*                                            (b)          1,415,029
                                                                                ______________

          Medical Products - 0.21%

  5,770        Accuray, Inc.*                                           (a)            128,325
                                                                                ______________

          Multi-Line Insurance - 1.39%

 15,100        Ace, Ltd.                                                               861,606
                                                                                ______________

          Networking Products - 1.05%

 11,520        Cisco Systems, Inc.*                                     (a)            294,106
 26,400        Foundry Networks, Inc.*                                  (a)            358,248
                                                                                ______________

                                                                                       652,354
                                                                                ______________

          Oil Companies - Exploration & Production - 0.44%

  2,190        Devon Energy Corp.                                                      151,592
  2,220        XTO Energy, Inc.                                         (a)            121,678
                                                                                ______________

                                                                                       273,270
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

        U.S. Common Stock - (continued)

          Optical Supplies - 0.07%

    800        Bausch & Lomb, Inc.                                              $       40,928
                                                                                ______________

          Property / Casualty Insurance - 1.78%

 16,200        Arch Capital Group, Ltd.*                                             1,105,002
                                                                                ______________

          REITS - Mortgage - 0.99%

 14,700        American Home Mortgage Investment Corp.*                                396,753
  8,000        KKR Financial Corp.                                                     219,440
                                                                                ______________

                                                                                       616,193
                                                                                ______________

          Semiconductor Components - Integrated Circuits - 1.97%

 22,350        Analog Devices, Inc.                                     (a)            770,851
 34,140        Cirrus Logic, Inc.*                                      (a)            261,512
 17,230        Micrel, Inc.*                                            (a)            189,875
                                                                                ______________

                                                                                     1,222,238
                                                                                ______________
          Semiconductor Equipment - 3.46%

 15,340        KLA-Tencor Corp.                                         (a)            817,929
 33,539        Tessera Technologies, Inc.*                              (a)          1,332,840
                                                                                ______________

                                                                                     2,150,769
                                                                                ______________

          Super-Regional Banks - U.S. - 5.37%

  4,100        Bank of America Corp.                                    (a)            209,182
 11,500        Capital One Financial Corp.                                             867,790
  2,600        PNC Financial Services Group                                            187,122
 16,100        U.S. Bancorp                                                            563,017
 18,362        Wachovia Corp.                                           (a)          1,010,828
 14,600        Wells Fargo & Co.                                        (a)            502,678
                                                                                ______________

                                                                                     3,340,617
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

        U.S. Common Stock - (continued)

          Telecommunication Equipment - Fiber Optics - 0.96%

 11,570        Corning, Inc.*                                        (a)(b)     $      263,102
 18,520        Oplink Communications, Inc.*                          (a)               332,804
                                                                                ______________

                                                                                       595,906
                                                                                ______________

          Telecommunication Services - 0.00%

      0        SAVVIS, Inc.*                                                                16
                                                                                ______________

          Theaters - 1.12%

 26,020        National Cinemedia, Inc.*                             (a)               694,734
                                                                                ______________

          Therapeutics - 12.86%

 27,730        Altus Pharmaceuticals, Inc.*                          (a)               422,051
 44,500        BioMarin Pharmaceutical, Inc.*                        (b)               768,070
168,769        Dyax Corp.*                                                             695,328
 25,400        Gilead Sciences, Inc.*                                (a)             1,943,100
 92,800        Inspire Pharmaceuticals, Inc.*                        (a)               528,960
132,000        Ista Pharmaceuticals, Inc.*                                           1,118,040
 50,800        Onyx Pharmaceuticals, Inc.*                           (b)             1,261,872
 55,100        Pharmacopeia Drug Discovery, Inc.*                                      313,519
 13,300        United Therapeutics Corp.*                            (b)               715,274
136,200        Vion Pharmaceuticals, Inc.*                                             228,816
                                                                                ______________

                                                                                     7,995,030
                                                                                ______________

          Web Portals / ISP - 1.15%

 22,920        Yahoo!, Inc.*                                         (a)               717,167
                                                                                ______________

          Wireless Equipment - 2.28%

 27,230        Qualcomm, Inc.                                        (a)             1,161,632
  8,740        SBA Communications Corp., Class A*                    (a)               258,267
                                                                                ______________

                                                                                     1,419,899
                                                                                ______________

                    Total U.S. Common Stock (Cost $48,417,095)                  $   51,400,271
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

          Canada Common Stock - 0.28%

               Advanced Materials / Products - 0.28%

 52,491             Neo Material Technologies, Inc.*                            $      172,900
                                                                                ______________

                         Total Canada Common Stock (Cost $169,814)              $      172,900
                                                                                ______________

          China Common Stock - 2.71%

               Building and Construction Products - Miscellaneous - 0.18%

124,160             China National Building Material Co., Ltd.                         109,316
                                                                                ______________

               Building Products - Cement / Aggregate - 0.03%

  5,739             Anhui Conch Cement Co., Ltd.                                        20,454
                                                                                ______________

               Cellular Telecommunications - 0.04%

  7,400             Linktone, Ltd. - Sponsored ADR*                     (a)             24,642
                                                                                ______________

               Diversified Minerals - 0.06%

145,750             China Rare Earth Holdings, Ltd.                                     35,811
                                                                                ______________

               Internet Content - Entertainment - 1.40%

 32,390             Shanda Interactive Entertainment, Ltd.
                       - Sponsored ADR*                                 (a)            869,672
                                                                                ______________

               Marine Services - 0.01%

 31,040             Xiamen International Port Co., Ltd.*                                 8,659
                                                                                ______________

               Web Portals / ISP - 0.99%

 18,360             Sina Corp.*                                         (a)            617,080
                                                                                ______________

                         Total China Common Stock (Cost $1,511,934)             $    1,685,634
                                                                                ______________

          France Common Stock - 1.86%

               Enterprise Software / Services - 0.83%

 14,310             Business Objects S.A. - Sponsored ADR*              (a)            517,879
                                                                                ______________

               Entertainment Software - 1.03%

 13,179             Ubisoft Entertainment SA*                                          641,205
                                                                                ______________

                         Total France Common Stock (Cost $947,875)              $    1,159,084
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

          Germany Common Stock - 0.80%

               Electronic Components - Semiconductors - 0.63%

 25,070             Infineon Technologies AG - Sponsored ADR*           (a)     $      390,340

               Medical - Biomedical / Genetics - 0.17%

  3,800             GPC Biotech AG*                                                    104,253
                                                                                ______________

                         Total Germany Common Stock (Cost $472,951)             $      494,593
                                                                                ______________

          Hong Kong Common Stock - 2.50%

               Agricultural Chemicals - 0.12%

306,075             Century Sunshine Ecological Technology Holdings, Ltd.               73,637
                                                                                ______________

               Agricultural Operations - 0.19%

 64,909             China Agri-Industries, Ltd.                                         28,989
119,515             China Green Holdings, Ltd.                                          91,920
                                                                                ______________

                                                                                       120,909
                                                                                ______________

               Building - Heavy Construction - 0.09%

124,656             PYI Corp., Ltd.                                                     55,355
                                                                                ______________

               Distribution / Wholesale - 0.02%

 35,199             Pacific Andes International Holdings, Ltd.                           9,730
                                                                                ______________

               Diversified Operations - 0.86%

435,243             Guangdong Investment, Ltd.                                         232,263
 18,065             NWS Holdings, Ltd.                                                  48,548
336,908             Tianjin Development Holdings, Ltd.                                 254,807
                                                                                ______________

                                                                                       535,618
                                                                                ______________

               Finance - Other Services - 0.68%

 43,725             Hong Kong Exchanges & Clearing, Ltd.                               426,101
                                                                                ______________

               Real Estate Operations / Development - 0.05%

107,999             China Everbright International, Ltd.                                30,267
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

          Hong Kong Common Stock - (continued)

               Rental Auto / Equipment - 0.21%

 51,829             Cosco Pacific, Ltd.                                         $      128,408
                                                                                ______________

               Travel Services - 0.28%

372,480             China Travel International Investment Hong Kong, Ltd.              173,984
                                                                                ______________

                         Total Hong Kong Common Stock (Cost $1,550,007)         $    1,554,009
                                                                                ______________

          India Common Stock - 0.44%

               Application Software - 0.44%

 12,110             Satyam Computer Services, Ltd. - Sponsored ADR      (a)            274,897
                                                                                ______________

                         Total India Common Stock (Cost $294,470)               $      274,897
                                                                                ______________

          Malaysia Common Stock - 0.30%

               Agricultural Operations - 0.18%

 17,489             IOI Corp. BHD                                                      111,788
                                                                                ______________

               Diversified Operations - 0.12%

 58,300             UEM World BHD                                                       75,541
                                                                                ______________

                         Total Malaysia Common Stock (Cost $181,951)            $      187,329
                                                                                ______________

          Singapore Common Stock - 1.93%

               Agricultural Operations - 0.51%

175,376             Wilmar International, Ltd.                                         317,626
                                                                                ______________

               Finance - Other Services - 1.25%

179,214             Singapore Exchange, Ltd.                                           773,085
                                                                                ______________

               Metal - Aluminum - 0.17%

 96,814             Midas Holdings, Ltd.*                                              107,118
                                                                                ______________

                         Total Singapore Common Stock (Cost $1,047,390)         $    1,197,829
                                                                                ______________

          Spain Common Stock - 1.09%

               Power Conversion / Supply Equipment - 1.09%

 18,780             Gamesa Corp. Tecnologica, S.A.                                     677,473
                                                                                ______________

                         Total Spain Common Stock (Cost $465,413)               $      677,473
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

          Sweden Common Stock - 0.62%

               Wireless Equipment - 0.62%

 10,309             Telefonaktiebolaget LM Ericsson                     (a)     $      382,361
                                                                                ______________

                         Total Sweden Common Stock (Cost $406,443)              $      382,361
                                                                                ______________

          Switzerland Common Stock - 0.60%

               Engineering / R&D Services - 0.60%

 21,820             ABB, Ltd. - Sponsored ADR                           (a)            374,867
                                                                                ______________

                         Total Switzerland Common Stock (Cost $359,065)         $      374,867
                                                                                ______________

          Taiwan Common Stock - 0.45%

               Semiconductor Components - Integrated Circuits - 0.45%

 26,240             Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR       282,080
                                                                                ______________

                         Total Taiwan Common Stock (Cost $292,357)              $      282,080
                                                                                ______________

          United Kingdom Common Stock - 1.48%

               Electronic Components - Semiconductors - 1.48%

117,140             ARM Holdings PLC - Sponsored ADR                    (a)            919,549
                                                                                ______________

                         Total United Kingdom Common Stock (Cost $831,965)      $      919,549
                                                                                ______________

          Warrants - 0.01%

  8,000             Pharmacopeia Drug Discovery, Inc.*                          $        4,400
                                                                                ______________

                         Total Warrants (Cost $1,000)                           $        4,400
                                                                                ______________

Contracts
_________

          Purchased Options - 2.07%

          Call Options - 1.42%

               Applications Software - 0.04%

    216             Microsoft Corp., 05/19/2007, $27.50                                 24,408
                                                                                ______________

               Coatings / Paint - 0.01%

     29             Sherwin Williams Co., 06/16/2007, $65.00                             6,815
                                                                                ______________

               Computers - Memory Devices - 0.02%

    146             Sandisk Corp., 04/21/2007, $45.00                                   10,220
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Contracts                                                                          Market Value
_________                                                                       __________________

          Purchased Options - (continued)

          Call Options - (continued)

               Finance - Investment Banker / Broker - 0.16%

     61             Citigroup, Inc., 01/19/2008, $35.00                         $      100,040
                                                                                ______________

               Finance - Mortgage Loan / Banker - 0.00%

     39             Countrywide Financial Group, 01/19/2008, $55.00                        390
                                                                                ______________

               Medical - Biomedical / Genetics - 0.05%

    157             Amgen, Inc., 04/21/2007, $72.50                                        785
    131             Genzyme Corp., 04/21/2007, $62.50                                    5,895
     65             Genzyme Corp., 04/21/2007, $65.00                                      650
    238             Lifecell Corp., 04/21/2007, $25.00                                  15,470
     33             Lifecell Corp., 05/19/2007, $25.00                                   4,455
      5             Lifecell Corp., 06/16/2007, $25.00                                     850
     13             Sonus Pharmaceuticals, Inc., 04/21/2007, $5.00                          65
    195             Sonus Pharmaceuticals, Inc., 05/19/2007, $5.00                       3,900
                                                                                ______________

                                                                                        32,070
                                                                                ______________

               Medical - Drugs - 0.10%

     81             Cephalon, Inc., 04/21/2007, $75.00                                  10,530
     16             Cephalon, Inc., 05/19/2007, $75.00                                   3,440
      5             Cubist Pharmaceuticals, Inc., 04/21/2007, $20.00                     1,125
    437             Cubist Pharmaceuticals, Inc., 04/21/2007, $22.50                    26,220
    120             Cubist Pharmaceuticals, Inc., 05/19/2007, $22.50                    13,200
    183             Pharmion Corp., 04/21/2007, $30.00                                   2,745
     17             Pharmion Corp., 05/19/2007, $30.00                                     765
     32             Pharmion Corp., 06/16/2007, $30.00                                   2,080
                                                                                ______________

                                                                                        60,105
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Contracts                                                                          Market Value
_________                                                                       __________________

          Purchased Options - (continued)

          Call Options - (continued)

               Medical Laser Systems - 0.01%

     31             Cutera, Inc., 04/21/2007, $35.00                                     5,425
                                                                                ______________

               Networking Products - 0.04%

    309             Cisco Systems, Inc., 07/21/2007, $27.50                             24,720
                                                                                ______________

               REITS - Mortgage - 0.00%

    211             Novastar Financial, Inc., 04/24/2007, $10.00                         1,055
                                                                                ______________

               S & L / Thrifts - Western U.S. - 0.00%

     57             Washington Mutual, Inc., 04/21/2007, $50.00                            285
                                                                                ______________

               Super-Regional Banks - U.S. - 0.77%

     58             Bank of America Corp., 01/19/2008, $40.00                           68,440
    115             PNC Financial Services Group, Inc., 01/19/2008, $50.00             254,150
    103             U.S. Bancorp, 01/19/2008, $20.00                                   155,530
                                                                                ______________

                                                                                       478,120
                                                                                ______________

               Telecommunication Equipment Fiber Optics - 0.16%

    759             Corning, Inc., 05/19/2007, $22.50                                   98,670
                                                                                ______________

               Therapeutics - 0.06%

     30             Onyx Pharmaceuticals, Inc., 05/19/2007, $12.50                      37,200
     32             Onyx Pharmaceuticals, Inc., 05/19/2007, $30.00                       2,240
    171             United Therapeutics Corp., 04/21/2007, $60.00                          855
                                                                                ______________

                                                                                        40,295
                                                                                ______________

                         Total Call Options (Cost $862,292)                     $      882,618
                                                                                ______________

          Put Options - 0.65%

               Medical - Biomedical / Genetics - 0.00%

     86             Affymetrix, Inc., 05/19/2007, $25.00                                 3,010
                                                                                ______________

               Registered Investment Company - 0.63%

  2,005             Nasdaq-100 Trust Series 1, 06/16/2007, $45.00                      388,970
                                                                                ______________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Contracts                                                                          Market Value
_________                                                                       __________________

          Purchased Options - (continued)

          Put Options - (continued)

               Therapeutics - 0.02%

     79             Biomarin Pharmaceutical, Inc., 04/21/2007, $17.50           $        3,160
     38             Dendreon Corp., 04/21/2007, $5.00                                      190
    166             Dendreon Corp., 05/19/2007, $5.00                                    6,640
                                                                                ______________

                                                                                         9,990
                                                                                ______________

                         Total Put Options (Cost $486,905)                      $      401,970
                                                                                ______________

                         Total Purchased Options (Cost $1,349,198)                   1,284,588
                                                                                ______________

                         Total Investments in Securities (Cost $58,298,927)
                            - 99.84%                                            $   62,051,864
                                                                                ______________

                         Liabilities, Less Other Assets - 0.16% **                      99,908
                                                                                ______________

                         Net Assets - 100.00%                                   $   62,151,772
                                                                                ==============





(a)  Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

**   Includes $6,465,259 invested in a PNC Bank Money Market Account, which is 10.40% of net assets.

ADR  American Depository Receipt


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

           Schedule of Portfolio Investments (Unaudited) - (concluded)

                                                                 March 31, 2007
                                                                 Percentage of
                                                                 Net Assets (%)
                                                              __________________

Investments in Securities - By Industry

Advanced Materials / Products ...............................        0.28%
Agricultural Chemicals ......................................        0.12%
Agricultural Operations .....................................        0.88%
Applications Software .......................................        1.55%
Building - Heavy Construction ...............................        0.09%
Building and Construction Products - Miscellaneous ..........        0.18%
Building Products - Cement / Aggregate ......................        0.03%
Business to Business / E-Commerce ...........................        0.54%
Cellular Telecommunications .................................        0.04%
Coatings / Paint ............................................        0.01%
Commercial Banks - Central U.S. .............................        0.18%
Commercial Services - Finance ...............................        0.20%
Computer Services ...........................................        1.59%
Computers ...................................................        2.19%
Computers - Integrated Systems ..............................        0.32%
Computers - Memory Devices ..................................        0.64%
Computers - Peripheral Equipment ............................        0.80%
Data Processing / Management ................................        0.26%
Decision Support Software ...................................        0.82%
Diagnostic Equipment ........................................        1.07%
Distribution / Wholesale ....................................        0.36%
Diversified Minerals ........................................        0.06%
Diversified Operations ......................................        0.98%
Drug Delivery Systems .......................................        1.95%
E-Commerce / Services .......................................        0.54%
Electronic Components - Semiconductors ......................        6.63%
Electronic Measuring Instruments ............................        0.27%
Engineering / R&D Services ..................................        0.60%
Enterprise Software / Services ..............................        1.92%
Entertainment Software ......................................        2.08%
Fiduciary Banks .............................................        3.52%
Finance - Commercial ........................................        0.86%
Finance - Credit Card .......................................        0.34%
Finance - Investment Banker / Broker ........................        1.91%
Finance - Mortgage Loan / Banker ............................        0.00%
Finance - Other Services ....................................        1.93%
Financial Guarantee Insurance ...............................        0.84%
Funeral Services & Related Items ............................        0.33%
Hospital Beds / Equipment ...................................        0.37%
Insurance Brokers ...........................................        0.79%
Internet Application Software ...............................        0.59%
Internet Content - Entertainment ............................        1.40%
Internet Incubators .........................................        0.40%
Investment Companies ........................................        0.33%
Investment Management / Advisory Services ...................        0.94%
Marine Services .............................................        0.01%
Medical - Biomedical / Genetics .............................        6.81%
Medical - Drugs .............................................        6.32%
Medical Instruments .........................................        2.03%
Medical Laser Systems .......................................        2.29%
Medical Products ............................................        0.21%
Metal - Aluminum ............................................        0.17%
Multi-Line Insurance ........................................        1.39%
Networking Products .........................................        1.09%
Oil Companies - Exploration & Production ....................        0.44%
Optical Supplies ............................................        0.07%
Power Conversion / Supply Equipment .........................        1.09%
Property / Casualty Insurance ...............................        1.78%
Real Estate Operations / Development ........................        0.05%
Registered Investment Company ...............................        0.63%
REITS - Mortgage ............................................        0.99%
Rental Auto / Equipment .....................................        0.21%
S & L / Thrifts - Western U.S. ..............................        0.00%
Semiconductor Components - Integrated Circuits ..............        2.42%
Semiconductor Equipment .....................................        3.46%
Super-Regional Banks - U.S. .................................        6.14%
Telecommunication Equipment - Fiber Optics ..................        1.12%
Telecommunication Services ..................................        0.00%
Theaters ....................................................        1.12%
Therapeutics ................................................       12.94%
Travel Services .............................................        0.28%
Warrants ....................................................        0.01%
Web Portals / ISP ...........................................        2.15%
Wireless Equipment ..........................................        2.90%
                                                                    ______

Total Investments in Securities .............................       99.84%
                                                                    ======

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

           Schedule of Securities Sold, Not Yet Purchased (Unaudited)


                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

          Securities Sold, Not Yet Purchased - (33.32%)

          U.S. Common Stock - (29.00%)

               Building - Residential / Commercial - (0.50%)

  3,500             Hovnanian Enterprises, Inc.                                     $  (88,060)
  8,480             Pulte Homes, Inc.                                                 (224,381)
                                                                                    __________

                                                                                      (312,441)
                                                                                    __________

               Cable Television - (0.44%)

 10,455             Comcast Corp., Class A                                            (271,307)
                                                                                    __________

               Commercial Banks - Southern U.S. - (1.58%)

  4,300             Bancorpsouth, Inc.                                                (105,135)
  6,200             BB&T Corp.                                                        (254,324)
  4,900             First Horizon National Corp.                                      (203,497)
 11,800             Regions Financial Corp.                                           (417,366)
                                                                                    __________

                                                                                      (980,322)
                                                                                    __________

               Commercial Services - Finance - (0.72%)

  6,510             Equifax, Inc.                                                     (237,290)
    600             H&R Block, Inc.                                                    (12,624)
  6,190             Jackson Hewitt Tax Service, Inc.                                  (199,194)
                                                                                    __________

                                                                                      (449,108)
                                                                                    __________

               Common Trust Fund - (0.59%)

  3,650             Retail HOLDRs Trust                                               (368,832)
                                                                                     __________

               Computer Services - (0.41%)

  2,910             Cognizant Technology Solutions Corp., Class A                     (256,866)
                                                                                    __________

               Computers - (0.44%)

  2,910             International Business Machines Corp.                             (274,297)
                                                                                    __________

               Computers - Memory Devices - (0.40%)

  6,120             Imation Corp.                                                     (247,126)
                                                                                    __________

               Computers - Peripheral Equipment - (0.66%)

  7,000             Lexmark International, Inc., Class A                              (409,220)
                                                                                    __________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
 Shares                                                                            Market Value
 ______                                                                         __________________

          U.S. Common Stock - (continued)

               Data Processing / Management - (0.26%)

  2,700             SEI Investments Co.                                             $ (162,621)
                                                                                    __________

               Direct Marketing - (0.51%)

 11,560             Harte-Hanks, Inc.                                                 (318,940)
                                                                                    __________

               Distribution / Wholesale - (0.06%)

    620             CDW Corp.                                                          (38,087)
                                                                                    __________

               Drug Delivery Systems - (0.32%)

 12,800             Alkermes, Inc.                                                    (197,632)
  1,000             Emisphere Technologies, Inc.                                        (3,200)
                                                                                    __________

                                                                                      (200,832)
                                                                                    __________

               Electric Products - Miscellaneous - (0.30%)

  6,540             Molex, Inc.                                                       (184,428)
                                                                                    __________

               Electronic Components - Miscellaneous - (0.21%)

  8,460             AVX Corp.                                                         (128,592)
                                                                                    __________

               Electronic Components - Semiconductors - (2.41%)

 37,170             Advanced Micro Devices, Inc.                                      (485,440)
 12,390             Fairchild Semiconductor International, Inc.                       (207,161)
 10,640             International Rectifier Corp.                                     (406,554)
  3,950             Microchip Technology, Inc.                                        (140,343)
  8,970             Micron Technology, Inc.                                           (108,358)
  3,100             NVIDIA Corp.                                                       (89,218)
  2,180             SIRF Technology Holdings, Inc.                                     (60,517)
                                                                                    __________

                                                                                    (1,497,591)
                                                                                    __________

               Electronic Connectors - (0.19%)

  1,850             Amphenol Corp., Class A                                           (119,454)
                                                                                    __________

               Entertainment Software - (0.63%)

  7,720             Electronic Arts, Inc.                                             (388,779)
                                                                                    __________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Shares                                                                             Market Value
________                                                                        __________________

            U.S. Common Stock - (continued)

                 Finance - Other Services - (0.69%)

 14,600             NASDAQ Stock Market, Inc.                                        $ (429,386)
                                                                                     __________

                 Food - Confectionery - (0.22%)

  2,470             Hershey Foods Corp.                                                (135,010)
                                                                                     __________

                 Instruments - Scientific - (0.91%)

  8,200             Applera Corp. - Applied Biosystems Group                           (242,474)
  5,600             Waters Corp.                                                       (324,800)
                                                                                     __________

                                                                                       (567,274)
                                                                                     __________

                 Investment Management / Advisory Services - (0.64%)

 18,900             Janus Capital Group, Inc.                                          (395,199)
                                                                                     __________

                 Lasers - Systems / Components - (0.44%)

  6,640             Cymer, Inc.                                                        (275,892)
                                                                                     __________

                 Life / Health Insurance - (0.33%)

  3,100             Torchmark Corp.                                                    (203,329)
                                                                                     __________

                 Machinery - Pumps - (0.15%)

  2,320             Graco, Inc.                                                         (90,851)
                                                                                     __________

                 Medical - Biomedical / Genetics - (1.90%)

  3,300             Affymetrix, Inc.                                                    (99,231)
  7,700             Medivation, Inc.                                                   (145,222)
 11,100             Myriad Genetics, Inc.                                              (382,506)
 24,000             Nektar Therapeutics                                                (313,440)
 30,100             Northfield Laboratories, Inc.                                      (108,661)
  8,900             Telik, Inc.                                                         (48,327)
 13,700             Tercica, Inc.                                                       (80,282)
                                                                                     __________

                                                                                     (1,177,669)
                                                                                     __________
                 Medical - Drugs - (0.84%)

 3,700              Bradley Pharmaceuticals, Inc.                                       (71,003)
 4,800              Bristol-Meyers Squibb Co.                                          (133,248)


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Shares                                                                             Market Value
________                                                                        __________________
            U.S. Common Stock - (continued)

                 Medical - Drugs - (continued)

  7,200             Merck & Co., Inc.                                                $ (318,024)
                                                                                     __________

                                                                                       (522,275)
                                                                                     __________

                 Medical - Generic Drugs - (0.40%)

 11,800             Mylan Laboratories, Inc.                                           (249,452)
                                                                                     __________

                 Medical Instruments - (0.60%)

 10,300             Surmodics, Inc.                                                    (370,800)
                                                                                     __________

                 Medical Products - (1.26%)

  6,300             Stryker Corp.                                                      (417,816)
  4,300             Zimmer Holdings, Inc.                                              (367,263)
                                                                                     __________

                                                                                       (785,079)
                                                                                     __________

                 Multi-Line Insurance - (0.69%)

  4,500             Hartford Financial Services Group                                  (430,110)
                                                                                     __________

                 Multi-Media - (0.28%)

  3,050             Meredith Corp.                                                     (175,039)
                                                                                     __________

                 Networking Products - (0.09%)

  2,910             Juniper Networks, Inc.                                              (57,269)
                                                                                     __________

                 Power Conversion / Supply Equipment - (0.20%)

  2,600             Hubbell, Inc., Class B                                             (125,424)
                                                                                     __________

                 Property / Casualty Insurance - (1.46%)

 13,500             Progressive Corp.                                                  (294,570)
  9,200             SAFECO Corp.                                                       (611,156)
                                                                                     __________

                                                                                       (905,726)
                                                                                     __________
                 Registered Investment Company - (3.75%)

  3,500             Financial Select Sector SPDR Fund                                  (124,705)
  4,300             I Shares S&P 500 Index Fund                                        (612,062)
  5,830             iShares Dow Jones U.S. Real Estate Index Fund                      (496,949)
  2,190             Ishares Ftse/Xinhua China 25 Index Fund                            (224,322)


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Shares                                                                             Market Value
________                                                                        __________________

            U.S. Common Stock - (continued)

                 Registered Investment Company - (continued)

 39,410             Ishares MSCI Hong Kong Index                                     $ (632,925)
  5,000             StreetTRACKS KBW Bank ETF                                          (240,600)
                                                                                     __________

                                                                                     (2,331,563)
                                                                                     __________
                 REITS - Apartments - (0.29%)

  3,080             Apartment Investment & Management Co., Class A                     (177,685)
                                                                                     __________

                 Semiconductor Components - Integrated Circuits - (0.06%)

    940             Hittite Microwave Corp.                                             (37,760)
                                                                                     __________

                 Semiconductor Equipment - (0.13%)

  2,430             Novellus Systems, Inc.                                              (77,809)
                                                                                     __________

                 Super-Regional Banks - U.S. - (0.99%)

  1,800             Comerica, Inc.                                                     (106,416)
  6,700             KeyCorp                                                            (251,049)
  7,000             National City Corp.                                                (260,750)
                                                                                     __________

                                                                                       (618,215)
                                                                                     __________
                 Therapeutics - (1.35%)

  5,600             Amylin Pharmaceuticals, Inc.                                       (209,216)
  3,200             Genta, Inc.                                                            (992)
 15,050             ImClone Systems, Inc.                                              (613,589)
    700             La Jolla Pharmaceutical Co.                                          (4,235)
  3,200             Nitromed, Inc.                                                       (9,984)
                                                                                     __________

                                                                                       (838,016)
                                                                                     __________
                 Transport - Services - (0.18%)

  2,320             Ryder System, Inc.                                                 (114,469)
                                                                                     __________

                 Web Portals / ISP - (0.04%)

  3,710             EarthLink, Inc.                                                     (27,268)
                                                                                     __________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Shares                                                                             Market Value
________                                                                        __________________
            U.S. Common Stock - (continued)

                 Wireless Equipment - (0.48%)

 16,870             Motorola, Inc.                                                $    (298,093)
                                                                                  _____________

                       Total U.S. Common Stock (Proceeds $17,947,162)             $ (18,025,505)
                                                                                  _____________

            Bermuda Common Stock - (0.52%)

                 Reinsurance - (0.52%)

  3,400             Axis Capital Holdings, Ltd.                                        (115,124)
  4,100             RenaissanceRe Holdings, Ltd.                                       (205,574)
                                                                                  _____________

                                                                                       (320,698)
                                                                                  _____________

                       Total Bermuda Common Stock (Proceeds $319,481)             $    (320,698)
                                                                                  _____________

            Canada Common Stock - (0.26%)

                 Medical - Biomedical / Genetics - (0.26%)

 10,700             Neurochem, Inc.                                                    (161,356)
                                                                                  _____________

                       Total Canada Common Stock (Proceeds $182,943)              $    (161,356)
                                                                                  _____________

            China Common Stock - (1.23%)

                 Building Products - Cement / Aggregate - (0.08%)

 14,142             Anhui Conch Cement Co., Ltd.                                        (50,402)
                                                                                  _____________

                 Energy - Alternate Sources - (0.14%)

  2,470             Suntech Power Holdings Co., Ltd. - Sponsored ADR                    (85,487)
                                                                                  _____________

                 Internet Content - Information / Network - (0.36%)

  2,330             Baidu.com, Inc. - Sponsored ADR                                    (224,961)
                                                                                  _____________

                 Semiconductor Components - Integrated Circuits - (0.05%)

  4,070             Semiconductor Manufacturing International Corp. - Sponsored ADR     (28,164)
                                                                                  _____________

                 Telecommunication Equipment - (0.52%)

106,312             Foxconn International Holdings, Ltd.                               (324,477)
                                                                                  _____________

                 Web Portals / ISP - (0.08%)

  2,920             Netease.com, Inc. - Sponsored ADR                                   (51,801)
                                                                                  _____________

                        Total China Common Stock (Proceeds $762,200)              $    (765,292)
                                                                                  _____________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Shares                                                                             Market Value
________                                                                        __________________

            Germany Common Stock - (0.07%)

                 Computers - Memory Devices - (0.07%)

  2,910             Qimonda AG - Sponsored ADR                                       $  (41,788)
                                                                                     __________

                       Total Germany Common Stock (Proceeds $44,977)                 $  (41,788)
                                                                                     __________

            Hong Kong Common Stock - (0.40%)

                 Cellular Telecommunications - (0.26%)

  3,530             China Mobile, Ltd. - Sponsored ADR                                 (158,320)
                                                                                     __________

                 Food - Miscellaneous / Diversified - (0.08%)

 69,428             Cofco International, Ltd.                                           (51,976)
                                                                                     __________

                 Publishing - Newspapers - 0.00%

  6,171             SCMP Group, Ltd.                                                     (2,227)
                                                                                     __________

                 Real Estate Operations / Development - (0.05%)

  5,830             Kerry Properties, Ltd.                                              (29,955)
                                                                                     __________

                 Retail - Perfume and Cosmetics - (0.01%)

 13,516             Sa Sa International Holdings, Ltd.                                   (3,961)
                                                                                     __________

                       Total Hong Kong Common Stock (Proceeds $244,528)              $ (246,439)
                                                                                     __________

            India Common Stock - (0.18%)

                 Commercial Banks - Non U.S. - (0.18%)

  3,110             ICICI Bank, Ltd. - Sponsored ADR                                   (114,293)
                                                                                     __________

                       Total India Common Stock (Proceeds $137,657)                  $ (114,293)
                                                                                     __________

            Ireland Common Stock - (0.50%)

                 Medical - Drugs - (0.50%)

 23,600             Elan Corp. PLC - Sponsored ADR                                     (313,644)
                                                                                     __________

                       Total Ireland Common Stock (Proceeds $314,237)                $ (313,644)
                                                                                     __________

            Israel Common Stock - (0.26%)

                 Internet Security - (0.15%)

  4,140             Check Point Software Technologies, Ltd.                             (92,239)
                                                                                     __________

                 Medical Imaging Systems - (0.11%)

  3,100             Given Imaging, Ltd.                                                 (66,960)
                                                                                     __________

                       Total Israel Common Stock (Proceeds $146,120)                 $ (159,199)
                                                                                     __________

            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                  March 31, 2007
Shares                                                                             Market Value
________                                                                        __________________

            Japan Common Stock - (0.04%)

                 Audio / Video Products - (0.04%)

    460             Sony Corp. - Sponsored ADR                                    $     (23,225)
                                                                                  _____________

                       Total Japan Common Stock (Proceeds $17,253)                $     (23,225)
                                                                                  _____________

            Puerto Rico Common Stock - (0.18%)

                 Commercial Banks - Southern U.S. - (0.18%)

  6,600             Popular, Inc.                                                      (109,296)
                                                                                  _____________

                       Total Puerto Rico Common Stock (Proceeds $121,323)         $    (109,296)
                                                                                  _____________

            Switzerland Common Stock - (0.31%)

                 Computers - Peripheral Equipment - (0.31%)

  7,000             Logitech International S.A.                                        (194,810)
                                                                                  _____________

                       Total Switzerland Common Stock (Proceeds $193,152)         $    (194,810)
                                                                                  _____________

            Taiwan Common Stock - (0.37%)

                 Electronic Components - Semiconductors - (0.37%)

 10,350             Silicon Motion Technology Corp. - Sponsored ADR                    (233,082)
                                                                                  _____________

                       Total Taiwan Common Stock (Proceeds $267,222)              $    (233,082)
                                                                                  _____________

                       Total Securities Sold, Not Yet Purchased (Proceeds
                          $20,698,254)                                            $ (20,708,627)
                                                                                  =============


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

    Schedule of Securities Sold, Not Yet Purchased (Unaudited) - (concluded)


                                                                 March 31, 2007
                                                                  Percentage of
                                                                  Net Assets (%)
                                                                ________________

Securities Sold, Not Yet Purchased - By Industry

Audio / Video Products .........................................    (0.04%)
Building Products - Cement / Aggregate .........................    (0.08%)
Building - Residential / Commercial ............................    (0.50%)
Cable Television ...............................................    (0.44%)
Cellular Telecommunications ....................................    (0.26%)
Commercial Banks - Non U.S. ....................................    (0.18%)
Commercial Banks - Southern U.S. ...............................    (1.76%)
Commercial Services - Finance ..................................    (0.72%)
Common Trust Fund ..............................................    (0.59%)
Computer Services ..............................................    (0.41%)
Computers ......................................................    (0.44%)
Computers - Memory Devices .....................................    (0.47%)
Computers - Peripheral Equipment ...............................    (0.97%)
Data Processing / Management ...................................    (0.26%)
Direct Marketing ...............................................    (0.51%)
Distribution / Wholesale. ......................................    (0.06%)
Drug Delivery Systems ..........................................    (0.32%)
Electric Products - Miscellaneous ..............................    (0.30%)
Electronic Components - Miscellaneous. .........................    (0.21%)
Electronic Components - Semiconductors .........................    (2.78%)
Electronic Connectors ..........................................    (0.19%)
Energy - Alternate Sources .....................................    (0.14%)
Entertainment Software .........................................    (0.63%)
Finance - Other Services .......................................    (0.69%)
Food - Confectionery ...........................................    (0.22%)
Food - Miscellaneous / Diversified .............................    (0.08%)
Instruments - Scientific .......................................    (0.91%)
Internet Content - Information / Network .......................    (0.36%)
Internet Security ..............................................    (0.15%)
Investment Management / Advisory Services .....................     (0.64%)
Lasers - Systems / Components .................................     (0.44%)
Life / Health Insurance .......................................     (0.33%)
Machinery - Pumps .............................................     (0.15%)
Medical - Biomedical / Genetics ...............................     (2.16%)
Medical - Drugs ...............................................     (1.34%)
Medical - Generic Drugs .......................................     (0.40%)
Medical Imaging Systems .......................................     (0.11%)
Medical Instruments ...........................................     (0.60%)
Medical Products ..............................................     (1.26%)
Multi-Line Insurance ..........................................     (0.69%)
Multi-Media ...................................................     (0.28%)
Networking Products ...........................................     (0.09%)
Power Conversion / Supply Equipment ...........................     (0.20%)
Property / Casualty Insurance .................................     (1.46%)
Publishing - Newspapers .......................................     (0.00%)
Real Estate Operations / Development ..........................     (0.05%)
Registered Investment Company .................................     (3.75%)
Reinsurance ...................................................     (0.52%)
REITS - Apartments ............................................     (0.29%)
Retail - Perfume and Cosmetics ................................     (0.01%)
Semiconductor Components - Integrated Circuits ................     (0.11%)
Semiconductor Equipment .......................................     (0.13%)
Super-Regional Banks - U.S. ...................................     (0.99%)
Telecommunication Equipment ...................................     (0.52%)
Therapeutics ..................................................     (1.35%)
Transport - Services ..........................................     (0.18%)
Web Portals / ISP .............................................     (0.12%)
Wireless Equipment ............................................     (0.48%)
                                                                   _______

Total Securities Sold, Not Yet Purchased ......................    (33.32%)
                                                                   =======


   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                     Schedule of Written Options (Unaudited)

                                                                                March 31, 2007
Contracts                                                                         Market Value
_________                                                                       ______________

            Written Options - (0.65%)

            Call Options - (0.37%)

                 Fiduciary Banks - (0.02%)

     51               Bank of New York Co., Inc., 07/21/2007, $45.00                $   (2,550)
     38               State Street Corp., 08/18/2007, $70.00                            (7,600)
     39               Wilmington Trust Corp., 05/19/2007, $42.50                        (4,290)
                                                                                    __________

                                                                                       (14,440)
                                                                                    __________
                 Finance - Commercial - (0.01%)

     19               Cit Group, Inc., 10/20/2007, $60.00                               (3,040)
     19               Cit Group, Inc., 10/20/2007, $65.00                               (1,235)
                                                                                    __________

                                                                                        (4,275)
                                                                                    __________

                 Finance - Investment Banker / Broker - 0.00%

      6               Bear Stearns Cos., 07/21/2007, $165.00                            (2,340)
                                                                                    __________

                 Insurance Brokers - (0.03%)

    130               AON Corp., 07/21/2007, $40.00                                    (14,950)
                                                                                    __________

                 REITS - Mortgage - 0.00%

      3               American Home Mortgage Investment Corp., 09/22/2007, $25.00         (990)
                                                                                    __________

                 Super-Regional Banks - U.S. - (0.04%)

     29               Capital One Financial Corp., 06/16/2007, $75.00                  (12,760)
     29               Capital One Financial Corp., 06/16/2007, $80.00                   (5,800)
     36               Wachovia Corp., 05/19/2007, $55.00                                (6,300)
                                                                                    __________

                                                                                       (24,860)
                                                                                    __________
                 Therapeutics - (0.27%)

     38               Dendreon Corp., 04/21/2007, $5.00                                (30,400)
    166               Dendreon Corp., 05/19/2007, $5.00                               (137,780)
                                                                                    __________

                                                                                      (168,180)
                                                                                    __________

                         Total Written Call Options (Premium $124,686)              $ (230,035)
                                                                                    __________
            Put Options - (0.28%)

                 Finance - Investment Banker / Broker - (0.05%)

      8               Bear Stearns Cos., Inc., 07/21/2007, $150.00                      (6,480)
      8               Bear Stearns Cos., Inc., 10/20/2007, $135.00                      (4,480)
      8               Bear Stearns Cos., Inc., 10/20/2007, $140.00                      (5,680)
     34               Lehman Brothers Holding, Inc., 10/20/2007, $65.00                (11,560)
                                                                                    __________

                                                                                       (28,200)
                                                                                    __________


            The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

              Schedule of Written Options (Unaudited) - (concluded)

                                                                                March 31, 2007
Contracts                                                                         Market Value
_________                                                                       ______________

            Written Options - (continued)

            Put Options - (continued)

                 Finance - Mortgage Loan / Banker - (0.08%)

    34                Indymac Bancorp, Inc., 07/21/2007, $35.00                     $  (21,080)
    30                Indymac Bancorp, Inc., 07/21/2007, $40.00                        (30,300)
                                                                                    __________

                                                                                       (51,380)
                                                                                    __________
                 Insurance Brokers - (0.03%)

   130                AON Corp., 07/21/2007, $37.50                                    (18,850)
                                                                                    __________

                 Medical - Biomedical / Genetics - (0.02%)

   112                Genzyme Corp., 04/21/2007, $60.00                                (14,000)
                                                                                    __________

                 Medical - Drugs - (0.01%)

   219                Cubist Pharmaceuticals, Inc., 04/21/2007, $20.00                  (6,570)
    16                Cubist Pharmaceuticals, Inc., 05/19/2007, $20.00                    (880)
    44                Pharmion Corp., 04/21/2007, $25.00                                (1,980)
                                                                                    __________

                                                                                        (9,430)
                                                                                    __________
                 REITS - Mortgage - (0.05%)

    40                American Home Mortgages Investment Corp., 04/21/2007, $30.00     (18,000)
    39                KKR Financial Corp., 07/21/2007, $30.00                          (13,650)
                                                                                    __________

                                                                                       (31,650)
                                                                                    __________
                 Super-Regional Banks - U.S. - (0.01%)

    45                JPMorgan Chase & Co., 04/21/2007, $47.50                          (3,600)
                                                                                    __________

                 Therapeutics - (0.03%)

    77                United Therapeutics Corp., 04/21/2007, $55.00                    (16,555)
                                                                                    __________

                           Total Written Put Options (Premium $157,878)             $ (173,665)
                                                                                    __________

                           Total Written Options (Cost $282,564)                    $ (403,700)
                                                                                    ==========


                                                                  March 31, 2007
                                                                  Percentage of
                                                                  Net Assets (%)
                                                                 _______________
Written Options - By Industry

Fiduciary Banks ..............................................       (0.02%)
Finance - Commercial .........................................       (0.01%)
Finance - Investment Banker / Broker .........................       (0.05%)
Finance - Mortgage Loan / Banker .............................       (0.08%)
Insurance Brokers ............................................       (0.06%)
Medical - Biomedical / Genetics ..............................       (0.02%)
Medical - Drugs ..............................................       (0.01%)
REITS - Mortgage .............................................       (0.05%)
Super-Regional Banks - U.S. ..................................       (0.05%)
Therapeutics .................................................       (0.30%)
                                                                     ______

Total Written Options ........................................       (0.65%)
                                                                     ======


   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                     Schedule of Swap Contracts (Unaudited)


                                                                                                        March 31, 2007
                                                                                                          Unrealized
Net Notional                                                                                             Appreciation/
   Amount           Maturity Date                              Description                               Depreciation
______________     _______________     ____________________________________________________________     ______________

                   Schedule of Swap Contracts - 0.22%

                   Audio / Video Products - 0.00%

     (248,129)         1/8/2010        Matsushita Electric Industrial Co., Ltd.                             $    (475)
                                                                                                            _________

                                       Agreement with Morgan Stanley, dated 02/02/2007 to receive the total return of the shares of Matsushita Electric
                                       Industrial Co., Ltd. in exchange for an amount to be paid
                                       monthly equal to the LIBOR rate less 0.40%.

                   Building & Construction Products - Miscellaneous - 0.01%

      105,787         4/24/2008        GS Engineering & Construction Corp.                                      5,062
                                                                                                            _________
                                       Agreement with Morgan Stanley, dated 2/26/2007 to receive
                                       the total return of the shares of GS Engineering &
                                       Construction Corp. in exchange for an amount to be paid
                                       monthly equal to the LIBOR rate plus 0.45%.

                   Chemicals - Plastics - 0.00%

      107,692         4/24/2008        Formosa Plastics Corp.                                                     447
                                                                                                            _________

                                       Agreement with Morgan Stanley, dated 3/26/2007 to receive
                                       the total return of the shares of Formosa Plastics Corp. in exchange for an amount to be paid monthly equal to the LIBOR rate plus 0.45%.

                   Circuit Boards - (0.01%)

       37,436         4/24/2008        Ya Hsin Industrial Co., Ltd.                                            (5,527)
                                                                                                            _________

                                       Agreement with Morgan Stanley, dated 1/8/2007 to receive
                                       the total return of the shares of Ya Hsin Industrial Co., Ltd.
                                       in exchange for an amount to be paid monthly equal to the
                                       LIBOR rate plus 0.45%.

                   Computers - Intergrated Systems - 0.01%

     (172,273)         1/8/2010        Fujitsu. Ltd.                                                            8,492
                                                                                                            _________

                                       Agreement with Morgan Stanley, dated 2/1/2007 to receive the total return of the shares of Fujitsu, Ltd. in exchange for an amount to be paid monthly equal to the LIBOR rate less
                                       0.40%.


                      The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                                        March 31, 2007
                                                                                                          Unrealized
Net Notional                                                                                             Appreciation/
   Amount           Maturity Date                              Description                               Depreciation
______________     _______________     ____________________________________________________________     ______________

                   Diversified Operations - 0.00%

       27,995         4/24/2008        On Media Corp.                                                        $ (2,855)
                                                                                                             ________

                                       Agreement with Morgan Stanley, dated 2/14/2007 to receive
                                       the total return of the shares of On*Media Corp. in exchange for an amount to be paid monthly equal to the LIBOR rate
                                       plus 0.45%.

                   E-Commerce / Products - 0.00%

      482,118         4/24/2008        Daum Communications Corp.                                                  570
                                                                                                             ________

                                       Agreement with Morgan Stanley, dated 7/13/2006 to receive
                                       the total return of the shares of Daum Communications Corp.
                                       in exchange for an amount to be paid monthly equal to the
                                       LIBOR rate plus 0.45%.

                   E-Commerce / Services - 0.01%

      230,411         4/24/2008        Esang Networks Co., Ltd.                                                 5,308
                                                                                                             ________

                                       Agreement with Morgan Stanley, dated 9/22/2006 to receive
                                       the total return of the shares of Esang Networks Co., Ltd
                                       in exchange for an amount to be paid monthly equal to the
                                       LIBOR rate plus 0.45%.

                   Electric Products - Miscellaneous - (0.01%)

      (49,084)        4/24/2008        LG Electronics, Inc.                                                    (3,425)
                                                                                                             ________

                                       Agreement with Morgan Stanley, dated 2/1/2007 to receive
                                       the total return of the shares of LG Electronics, Inc. in
                                       exchange for an amount to be paid monthly equal to the
                                       LIBOR rate less 1.50%.

                   Electronic Components - Miscellaneous - 0.01%

     (146,885)        4/24/2008        Asustek Computer, Inc.                                                   1,451


                                       Agreement with Morgan Stanley, dated 3/23/2007 to receive
                                       the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be paid monthly equal to the
                                       LIBOR rate less 3.50%.


                      The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                                        March 31, 2007
                                                                                                          Unrealized
Net Notional                                                                                             Appreciation/
   Amount           Maturity Date                              Description                               Depreciation
______________     _______________     ____________________________________________________________     ______________

                   Electronic Components - Miscellaneous - (continued)

        30,403        4/24/2008        I - Chiun Precision Industry Co., Ltd.                           $        (617)

                                       Agreement with Morgan Stanley, dated 3/26/2007 to receive
                                       the total return of the shares of I-Chiun Precision Industry
                                       Co., Ltd. in exchange for an amount to be paid monthly equal to the LIBOR rate plus 0.45%.

       128,002        4/24/2008        Seoul Semiconductor Co., Ltd.                                            6,740

                                       Agreement with Morgan Stanley, dated 3/22/2007 to receive
                                       the total return of the shares of Seoul Semiconductor Co.,
                                       Ltd. in exchange for an amount to be paid monthly equal to the LIBOR rate plus 0.45%.
                                                                                                        _____________

                                                                                                                7,574
                                                                                                        _____________

                   Electronic Components - Semiconductors - 0.13%

      (616,398)       1/8/2010         Elpida Memory, Inc.                                                     81,739

                                       Agreement with Morgan Stanley, dated 1/5/2007 to receive the total return of the shares of Elpida Memory, Inc. in
                                       exchange for an amount to be paid monthly equal to the LIBOR rate less 0.52%.

      (427,792)       4/24/2008        Hynix Semiconductor                                                    (14,343)

                                       Agreement with Morgan Stanley, dated 10/26/2006 to receive the total return of the shares of Hynix Semiconductor in
                                       exchange for an amount to be paid monthly equal to the LIBOR rate less 2.60%.

       314,258        4/24/2008        Mediatek, Inc.                                                          23,468

                                       Agreement with Morgan Stanley, dated 5/5/2006 to receive the total return of the shares of Mediatek, Inc. in exchange for an amount to be paid monthly equal to the LIBOR rate plus
                                       0.45%.

        99,814        4/24/2008        Opto Tech Corp.                                                          1,706

                                       Agreement with Morgan Stanley, dated 3/29/2007 to receive
                                       the total return of the shares of Opto Tech Corp. in
                                       exchange for an amount to be paid monthly equal to the LIBOR rate plus 0.45%.


                      The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                                        March 31, 2007
                                                                                                          Unrealized
Net Notional                                                                                             Appreciation/
   Amount           Maturity Date                              Description                               Depreciation
______________     _______________     ____________________________________________________________     ______________

                   Electronic Components - Semiconductors - (continued)

       120,366        10/20/2008       Renesola, Ltd.                                                   $     (11,950)

                                       Agreement with Morgan Stanley, dated 11/15/2006 to receive the total return of the shares of Renasola, Ltd. in exchange for an amount to be paid monthly equal to the LIBOR rate
                                       plus 0.50%.
                                                                                                        _____________

                                                                                                               80,620
                                                                                                        _____________

                   Semiconductor Components - Intergrated Circuits - 0.06%

      (305,360)       10/20/2008       CSR, PLC                                                                40,475

                                       Agreement with Morgan Stanley, dated 10/18/2006 to receive the total return of the shares of CSR, PLC in exchange for an amount to be paid monthly equal to the LIBOR rate less
                                       0.475%.

        38,538        1/8/2010         NEC Electronics Corp.                                                   (1,406)

                                       Agreement with Morgan Stanley, dated 3/9/2007 to receive the total return of the shares of NEC Electronics Corp. in
                                       exchange for an amount to be paid monthly equal to the LIBOR rate plus 0.45%.

       113,823        4/24/2008        Powertech Technology, Inc.                                              (5,950)

                                       Agreement with Morgan Stanley, dated 9/15/2006 to receive
                                       the total return of the shares of Powertech Technology, Inc.
                                       in exchange for an amount to be paid monthly equal to the
                                       LIBOR rate plus 0.45%.

       152,579        4/24/2008        Richteck Technology Corp.                                                6,111

                                       Agreement with Morgan Stanley, dated 10/30/2006 to receive the total return of the shares of Richtek Technology Corp.
                                       in exchange for an amount to be paid monthly equal to the
                                       LIBOR rate plus 0.45%.
                                                                                                        _____________

                                                                                                              39,230
                                                                                                        _____________


                      The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

               Schedule of Swap Contracts (Unaudited)-(concluded)


                                                                                                        March 31, 2007
                                                                                                          Unrealized
Net Notional                                                                                             Appreciation/
   Amount           Maturity Date                              Description                               Depreciation
______________     _______________     ____________________________________________________________     ______________

                   Semiconductor Equipment - 0.02%

       131,830        4/24/2008        MJC Probe, Inc.                                                  $      11,498
                                                                                                        _____________

                                       Agreement with Morgan Stanley, dated 2/26/2007 to receive
                                       the total return of the shares of MJC Probe, Inc. in
                                       exchange for an amount to be paid monthly equal to the LIBOR rate plus 0.45%.

                   Travel Services - 0.00%

        23,761        4/24/2008        Hana Tour Service, Inc.                                                    154
                                                                                                        _____________

                                       Agreement with Morgan Stanley, dated 3/28/2007 to receive
                                       the total return of the shares of Hana Tour Service, Inc. in exchange for an amount to be paid monthly equal to the LIBOR rate plus 0.45%.

                   Web Portals / ISP - (0.01%)

       867,810        4/24/2008        NHN Corp.                                                              (11,220)
                                                                                                        _____________

                                       Agreement with Morgan Stanley, dated 6/30/2006 to receive
                                       the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the LIBOR rate plus
                                       0.45%.
                                                                                                        _____________

                                                                                                        $     135,453
                                                                                                        _____________


                                                                March 31, 2007
                                                               Percentage of Net
                                                                  Assets (%)
                                                               _________________

Swap Contracts - By Industry
Audio / Video Products                                                0.00%
Building and Construction Products - Miscellaneous                    0.01%
Chemicals - Plastics                                                  0.00%
Circuits Boards                                                      (0.01%)
Computers - Integrated Systems                                        0.01%
Diversified Operations                                                0.00%
E-Commerce / Products                                                 0.00%
E-Commerce / Services                                                 0.01%
Electric Products - Miscellaneous                                    (0.01%)
Electronic Components - Miscellaneous                                 0.01%
Electronic Components - Semiconductors                                0.13%
Semiconductor Components - Integrated Circuits                        0.06%
Semiconductor Equipment                                               0.02%
Travel Services                                                       0.00%
Web Portals / ISP                                                    (0.01%)
                                                                     _______

Total Swap Contracts                                                  0.22%
                                                                     =======


   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                            Supplemental Information

                                   (Unaudited)


I.   Proxy Voting

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

II.  Repurchase of Units

     At the end of each quarter, the Fund will repurchase at least 5% of the number of shares outstanding on the date repurchase requests are due. The Board may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due. The Fund has adopted the following fundamental policies with respect to its share repurchases which may only be changed by a majority vote of the outstanding voting securities of the Fund:

     o Every three months, the Fund will make periodic share repurchase offers each calendar quarter (in March, June, September, December), pursuant to Rule 23c-3 under the Act, as it may be amended from time to time.

     o The repurchase request due dates will be the Wednesday immediately preceding the third Friday of the last month of each calendar quarter (or the prior business day if that day is a New York Stock Exchange holiday).

     o There will be a maximum 14-day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

III. Portfolio Holdings

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and (iii) the Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IV.  Dividends

     For the fiscal year ended September 30, 2006, certain dividends paid by the Fund may qualify for the corporate dividends received deduction. Of the ordinary income distributions paid during the fiscal year, 16.44% qualify for the corporate dividends received deduction.

                     Advantage Advisers Multi-Sector Fund I

                                   (Unaudited)


     For the fiscal year ended September 30, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Of the ordinary income distributions paid during the fiscal year, 15.49% may be considered qualified dividend income.

V.   Approval of Investment Advisory Agreements

     At a meeting held in person on February 28, 2007, the Board of Trustees of the Fund (the "Board") completed its annual consideration of, and approved the renewal of, the Fund's investment advisory agreement with the Investment Adviser and each investment sub-advisory agreement among the Fund, the Investment Adviser, and each Sub-Investment Adviser.

     In approving the renewal of the advisory and each investment sub-advisory agreement, the Board, including each of the Trustees who are not interested persons (as defined by the Act) of the Fund ("Independent Trustees"), reviewed various written materials provided by the Investment Adviser at the request of the Board and assessed (i) the nature, extent and quality of the services provided to the Fund; (ii) the investment performance of the Fund relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Fund (including fee and expense information for comparable funds) and the profitability of the Investment Adviser and its affiliates with respect to its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors.

      The Nature, Extent and Quality of the Services Provided to the Fund

     In considering the nature, extent and quality of services that the Investment Adviser provides to the Fund, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Fund. Management reviewed the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Investment Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Trustees had, over the previous twelve months, considered various matters relevant to the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Fund; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Fund's assets; the appropriateness of the Investment Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Investment Adviser's oversight of third-party service providers; and the profitability of the Investment Adviser attributable to providing services to the Fund, among other matters.

     Based on its review, the Board noted its overall satisfaction with the nature, extent and quality of services provided by the Investment Adviser and each Sub-Investment Adviser, and concluded that the Fund benefits from the investment management services provided by the Investment Adviser and each Sub-Investment Adviser, including research services, as well as the administrative services and compliance infrastructure provided by the Investment Adviser and OAM.

                     Advantage Advisers Multi-Sector Fund I

                                  (Unaudited)


                       Investment Performance of the Fund

     The Board reviewed materials on the Fund's annual and quarterly investment performance and considered the Fund's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Independent Trustees was that the investment performance of the Fund had improved during the prior year and was competitive with its peers. The Independent Trustees concluded that the fees paid to the Investment Adviser were reasonable and appropriate and were within the industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged
     - a 1.25% management fee and 20% incentive allocation - are comparable for similar products. The indirect benefits received by the Investment Adviser and its affiliates attributable to its relationships to the Fund were also considered.

           Advisory Fees and Profitability of the Investment Adviser

     The Board also considered the advisory fees and current and historical expense ratios of the Fund for the services provided by the Investment Adviser and Sub-Investment Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively. In this regard, the Board reviewed a comparison of the Fund's fees and expenses to those of comparable registered funds, and concluded that the Fund's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Investment Adviser and the Sub-Investment Advisers from the Fund, including fees and incentive allocations, if any, as well as data regarding the Investment Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Fund and payments made to registered representatives of Oppenheimer for services they provided to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing investor services. The Board also noted that noted that the positive performance of the Fund during the past year and the incentive allocations from the Fund resulting from this performance have allowed Oppenheimer to provide additional compensation to financial advisors whose customers are invested in the Fund, which has increased such financial advisors interest in the Fund as an investment option for their customers. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. Although the Board noted that the Investment Adviser and OAM have not realized significant profits in the recent past from their relationship to the Fund, due to positive investment performance, the Investment Adviser had received an incentive allocation during the previous year increasing the Investment Adviser's revenues and profitability and the Investment Adviser and OAM continue to be willing to manage the Fund, thereby evidencing their commitment to the Fund.

     Based on its review, the Board concluded that the Fund's fees under the investment advisory agreement and each investment sub-advisory agreement bear a reasonable relationship to the services provided by the Investment Adviser and the Sub-Investment Advisers, and concluded that such advisory fees and expenses were within industry norms.

                     Advantage Advisers Multi-Sector Fund I

                     Supplemental Information - (concluded)

                                   (Unaudited)


      Other Benefits to the Investment Adviser and Sub-Investment Advisers

     In connection with the Boards' assessment of the profitability of the Investment Adviser and the Sub-Investment Advisers attributable to providing services to the Fund, the Board also considered that a portion of the brokerage commissions paid by the Fund are used to obtain research-related services that may benefit the Investment Adviser, the Sub-Investment Advisers and their affiliates. In light of the costs of providing investment management and other services to the Fund and the Investment Adviser's ongoing commitment to the Fund, such ancillary benefits that the Investment Adviser, Sub-Investment Advisers and their affiliates received were not considered unreasonable to the Board.

                        Benefits from Economies of Scale

     With respect to whether the Fund benefits from economies of scale in costs associated with services provided to the Fund, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time.

                                   * * * * * *

     Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
     Trustees:

     1. the nature, extent and quality of the services provided by the Investment Adviser and each Sub-Investment Adviser were adequate and appropriate;

     2. the fees to be paid to the Investment Adviser and each Sub-Investment Adviser are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Investment Adviser, the Sub-Investment Advisers and their affiliates from their relationships with the Fund;

     3. the Investment Adviser's fees are reasonable in light of the advisory fees charged by the Investment Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services, and in light of the fact, absent any performance allocation, the expenses associated with providing services to the Fund had exceeded in the past, and may exceed in the future, the fees payable by the Fund;

     4. in light of a declining level of Fund assets over the past several years, economies of scale are not being realized at current asset levels; and

     5. the approval of the renewal of the Fund's investment advisory agreement and each investment sub-advisory agreement for an additional annual period is in the best interests of the Fund and its investors.

                     Advantage Advisers Multi-Sector Fund I

                                 Fund Management

                                   (Unaudited)


Information pertaining to the Trustees is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Trustees

                                                                                                                        Number of
                                                                                                                      Portfolios in
                               Term of Office                                                                          Fund Complex
Name, Age, Address and         and Length of                  Principal Occupation(s) During Past 5 Years              Overseen by
Position(s) with the Fund       Time Served                Other Trusteeships/Directorships Held by Trustee             Trustees
_________________________  _____________________  __________________________________________________________________  _____________

Luis Rubio, 51                  Indefinite;       President of Centro de Investigacion Para el Desarrollo, A.C.              8
c/o Oppenheimer Asset             Since           (Center of Research Development) (2000 to present) and Director
Management Inc.                  May 2003         of same 1984 - 2000); Adjunct Fellow of the Center for Strategic
200 Park Avenue                                   and International Studies; Director of The Asia Tigers Fund, Inc.
New York, NY 10166                                and The India Fund, Inc.; Manager of Advantage Advisers Augusta
Trustee                                           Fund, L.L.C., Advantage Advisers Catalyst International, Ltd.,
                                                  Advantage Advisers Technology Partners, L.L.C., Advantage
                                                  Advisers Technology International, Ltd., Advantage Advisers
                                                  Whistler Fund, L.L.C., Advantage Advisers Whistler International,
                                                  Ltd. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates. Director of Empresas Ica SA de CV, a Mexican
                                                  construction company (since 2006).

Janet L. Schinderman, 55        Indefinite;       Associate Dean for Special Projects and Secretary to the Board of          4
c/o Oppenheimer Asset             Since           Overseers at Columbia Business School from 1990 until June 2006;
Management Inc.                  May 2003         Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage
200 Park Avenue                                   Advisers Whistler Fund, L.L.C., and Advantage Advisers Xanthus
New York, NY 10166                                Fund L.L.C., which are affiliates.
Trustee

Lawrence Becker, 51             Indefinite;       Private investor in real estate investment management concerns.            4
c/o Oppenheimer Asset             Since           From February 2000 through June 2003, he was V.P.-Controller/
Management Inc.                October 2003       Treasurer for National Financial Partners, which specializes in
200 Park Avenue                                   financial services distribution. Prior to that, Mr. Becker was a
New York, NY 10166                                Managing Director-Controller/Treasurer of Oppenheimer Capital
Trustee                                           and its Quest for Value Funds. (Oppenheimer Capital is not
                                                  affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the treasurer of The France Growth
                                                  Fund, Inc.; Director of the Asia Tigers Fund, Inc. and The India
                                                  Fund Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                  Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                                  Xanthus Fund, L.L.C., which are affiliates.

                     Advantage Advisers Multi-Sector Fund I

                                   (Unaudited)


Independent Trustees (continued)

                                                                                                                        Number of
                                                                                                                      Portfolios in
                               Term of Office                                                                          Fund Complex
Name, Age, Address and         and Length of                  Principal Occupation(s) During Past 5 Years              Overseen by
Position(s) with the Fund       Time Served                Other Trusteeships/Directorships Held by Trustee             Trustees
_________________________  _____________________  __________________________________________________________________  _____________

James E. Buck, **70          Indefinite; Since    Retired: Senior Vice President and Corporate Secretary of the New          4
c/o Oppenheimer Asset           July 2006         York Stock Exchange, Inc. (the "Exchange") and the subsidiaries
Management Inc.                                   of the Exchange including the NYSE Foundation. Mr. Buck is a
200 Park Avenue                                   Director of Advantage Advisers Augusta Fund, L.L.C., Manager of
New York, NY 10116                                Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers
Manager                                           Xanthus Fund, L.L.C., which are affiliates.

Jesse H. Ausubel, **55       Indefinite; Since    Director, Program for the Human Environment and Senior Research            4
c/o Oppenheimer Asset           July 2006         Associate, The Rockefeller University (1993 to present); Director,
Management Inc.                                   Richard Lounshery Foundation (1998 to present); Program Director,
200 Park Avenue                                   Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist,
New York, NY 10116                                Woods Hole Oceanographic Institution (1990 to present). Mr.
Manager                                           Ausubel is a Director of Advantage Advisers Augusta Fund,
                                                  L.L.C., Manager of Advantage Advisers Whistler Fund, L.L.C., and
                                                  Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

Interested Trustee

                                                                                                                        Number of
                                                                                                                      Portfolios in
                               Term of Office                                                                          Fund Complex
Name, Age, Address and         and Length of                  Principal Occupation(s) During Past 5 Years              Overseen by
Position(s) with the Fund       Time Served                       Other Directorships Held by Trustee                   Trustees
_________________________  _____________________  __________________________________________________________________  _____________

Bryan McKigney, *48,            Indefinite;       Mr. McKigney is a Managing Director and the Chief Administrative           4
c/o Oppenheimer Asset          Trustee since      Officer of Oppenheimer Asset Management Inc. He has been in
Management Inc.              December 1, 2004;    the financial services industry since 1981 and has held various
200 Park Avenue                President and      management positions at Canadian Imperial Bank of Commerce
New York, NY 10166               CEO since        (1993 - 2003) and the Chase Manhattan Bank N.A. (1981 - 1993).
Trustee, President, CEO     September 23, 2004    He serves as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                  Advantage Advisers Multi-Sector Fund I, Advantage Advisers
                                                  Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund,
                                                  L.L.C., which are affiliates.

                     Advantage Advisers Multi-Sector Fund I

                                   (Unaudited)


Fund Officers

     In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Fund:

                               Term of Office
Name, Address, (1) Age and     and Length of
Position(s) with the Fund       Time Served                       Principal Occupation(s) During Past 5 Years
__________________________  ___________________   __________________________________________________________________

Vineet Bhalla, 46,               One year;        Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer            Since          Management since May 2005. From July 2002 to May 2005, he
                               July 27, 2005.     was an Assistant Vice President at Zurich Capital Markets Inc., a
                                                  Director of the Client Service Group at GlobeOp Financial
                                                  Services, and a Senior Consultant at Capital Markets Company.
                                                  Prior to that, he was a Vice President at Blackrock Financial
                                                  Management since June 1999. Mr. Bhalla is a Certified Public
                                                  Accountant. He graduated with an MBA from Saint Mary's University,
                                                  Halifax, Canada in 1986.

Stephen C. Beach, 53,            One year;        Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer           Since          Officer for Oppenheimer Asset Management. Prior to that, he had
                               March 18, 2005.    his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an LL.M. in Taxation at Temple University School of Law during the period 1999 - 2001.

Deborah Kaback, 55               One year;        Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and            Since          Management since June 2003. She was Executive Director of CIBC
Vice President                 July 23, 2003      World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer
                                                  Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at
                                                  Oppenheimer Capital from April 1989 through November 1999.

                     Advantage Advisers Multi-Sector Fund I

                          Fund Management - (concluded)

                                   (Unaudited)


                               Term of Office
Name, Address, (1) Age and     and Length of
Position(s) with the Fund       Time Served                       Principal Occupation(s) During Past 5 Years
__________________________  ___________________   __________________________________________________________________

Bryan McKigney, 48,          One year term for    Mr. McKigney is a Managing Director and the Chief
c/o Oppenheimer Asset          President and      Administrative Officer of Oppenheimer Asset Management Inc.
Management Inc.                  CEO; since       He has been in the financial services industry since 1981 and has
200 Park Avenue             September 23, 2004.   held various management positions at Canadian Imperial Bank
New York, NY 10166          Indefinite term for   of Commerce (1993 - 2003) and the Chase Manhattan Bank N.A.
President, CEO, and            Trustee; since     (1981 - 1993). He serves as Manager of Advantage Advisers
Trustee                      December 1, 2004;    Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I,
                                                  Advantage Advisers Whistler Fund, L.L.C., and Advantage
                                                  Advisers Xanthus Fund, L.L.C., which are affiliates.

*    "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Managing Director and the Chief
     Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

**   James Buck and Jesse Ausubel were nominated as trustees at the Board meeting, held on March 1, 2006 and were elected by the shareholders of the Fund at a meeting held on July 24, 2006.

(1)  The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New
     York 10166.

(2)  Officers are not compensated by the Fund.

                                   [ADVANTAGE ADVISERS MULTI-SECTOR FUND I LOGO]



                                                               Semi-annual
                                                          Financial Statements
                                                        For the Six Months Ended
                                                              March 31, 2007
                                                               (Unaudited)



These financial statements are intended
only for the information of shareholders or those who have received the prospectus for shares of Advantage
Advisers Multi-Sector Fund I which
contains information about the sales
charges, fees and other costs.



         Principal Distributor:
        Oppenheimer & Co. Inc.
            200 Park Avenue
               24th Floor
          New York, NY 10166

Item 2. Code of Ethics.

Not applicable.


Item 3. Audit Committee Financial Expert.

Not applicable.


Item 4. Principal Accountant Fees and Services.

Not applicable.


Item 5. Audit Committee of Listed registrants.

Not applicable.


Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Mr. Howard Shapiro who had served as one of the Portfolio Managers that managed the banking/financial services Separate Investment Account left KBW Asset Management, Inc. effective May 11, 2007. Mr. O'Brien and Mr. Savage continue to manage the banking/financial services Separate Investment Account at KBW Asset Management, Inc.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.


Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Advantage Advisers Multi-Sector Fund I
            ____________________________________________________________________

By (Signature and Title)*      /s/ Bryan McKigney
                         _______________________________________________________

                               Bryan McKigney, Chief Executive Officer
                               (principal executive officer)

Date          June 5, 2007
    ____________________________________________________________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Bryan McKigney
                         _______________________________________________________

                               Bryan McKigney, Chief Executive Officer
                               (principal executive officer)

Date          June 5, 2007
    ____________________________________________________________________________


By (Signature and Title)*      /s/ Vineet Bhalla
                         _______________________________________________________

                               Vineet Bhalla, Principal Financial Officer
                               (principal financial officer)

Date          June 5, 2007
    ____________________________________________________________________________


* Print the name and title of each signing officer under his or her signature.